Summary of Significant Accounting Policies - Schedule of Amortization Expense (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Depreciation, Depletion and Amortization [Abstract]
Amortization expense	$ 71,000	$ 70,000